7. EQUIPMENT, VEHICLES AND FURNITURE: Schedule of Equipment, Vehicles and Furniture (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2018		Jan. 31, 2017
Equpment, Vehicles and Furniture, starting balance		$ 8,645	[1]	$ 13,044
Additions for period		(127)		(4,399)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance	[1]	8,518		8,645
Automobiles - Value at Cost
Equpment, Vehicles and Furniture, starting balance		67,320		67,320
Additions for period		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		67,320		67,320
Automobiles - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(62,608)		(60,588)
Additions for period		(1,414)		(2,020)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(64,022)		(62,608)
Automobiles - Net book value
Equpment, Vehicles and Furniture, starting balance		4,712		6,732
Additions for period		(1,414)		(2,020)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		3,298		4,712
Office furniture and equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		23,397		23,397
Additions for period		0		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		23,397		23,397
Office furniture and equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(21,976)		(21,620)
Additions for period		(284)		(356)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(22,260)		(21,976)
Office furniture and equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		1,421		1,777
Additions for period		(284)		(356)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		1,137		1,421
Computer equipment - Value at Cost
Equpment, Vehicles and Furniture, starting balance		94,151		94,151
Additions for period		3,469		0
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		97,620		94,151
Computer equipment - Accumulated Depreciation
Equpment, Vehicles and Furniture, starting balance		(91,639)		(89,616)
Additions for period		(1,898)		(2,023)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		(93,537)		(91,639)
Computer equipment - Net book value
Equpment, Vehicles and Furniture, starting balance		2,512		4,535
Additions for period		1,571		(2,023)
Disposals for period		0		0
Equpment, Vehicles and Furniture, ending balance		$ 4,083		$ 2,512

[1]	Note 7